Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance Income (Expense) [Abstract]
Interest expense on refund liabilities	€ 96	€ 266
Exchange rate, depreciation of US dollar against Euro	12.81%